SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Prepaid expenses	$ 329	$ 117
Other current assets	186	29
Prepaid expenses and other current assets	$ 515	$ 146